Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2023
Shareholders' Equity [Abstract]
Schedule of fair value assumptions
2023 Grant
Valuation assumptions:
Dividend yield	0
Expected volatility	39%-48%
Risk-free interest rate	2%-4%%
Expected life (years) *	4.0
Vesting period (years)	1.0

*Expected life for the periods presented was determined according to the simplified method since the Company does not have enough history to make an estimate.

Schedule of stock option activity
	Year Ended December 31,
	2023		2022		2021
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of	exercise	of	exercise	of	exercise
	options	price US$	options	price US$	options	price US$
Outstanding at January 1	21,318	12.96	22,102	12.66	89,925	3.80
Granted	16,224	31.5	-	-	5,704	36.45
Forfeited and cancelled	-	-	-	-	(106)	4.38
Exercised	(11,445)	16.41	(784)	4.38	(73,421)	3.67

Outstanding at year end	26,097	22.99	21,318	12.96	22,102	12.66

Exercisable at year end	22,577	16.78	21,318	12.96	16,398	4.38

Schedule of options outstanding
			Weighted	Aggregate
	Number	Weighted	Average	intrinsic
	of	average	Remaining	Value (in
	options	exercise	Contractual	US$
	outstanding	price US$	term (years)	thousands)

Outstanding and exercisable as of December 31, 2023	22,577	16.67	3.73	1,189

Schedule of information about non-vested options
		Weighted
		average
		grant- date
	Options	fair value
Balance at January 1, 2023	-	-
Granted	16,224	12.32
Vested	(12,704)	7.87
Forfeited	-	-

Balance at December 31, 2023	3,520	28.4

Schedule of restricted share unit activity
	RSUs	Weighted average grant date value
Balance at January 1, 2023	1,101,421	$28.58
Granted	541,248	$26.43
Vested	(477,235)	$24.56
Forfeited	(30,083)	$31.55

Balance at December 31, 2023	1,135,351	$29.27